EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	R$ 3,584,243	R$ 3,766,193
Return on plan assets (less interest income)	135,210	138,488	R$ 109,279
Fair value of plan assets at the end of the year	3,572,869	3,584,243	3,766,193
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	(3,584,244)	(3,766,193)	(3,894,488)
Consolidation of CSN Cimentos Brasil	(63,292)
Interest income	(369,488)	(238,534)	(257,946)
Benefits paid	310,471	283,393	278,960
Participant contributions made in the period	(1,382)	(1,398)	(1,998)
Employer contributions made in the year	(144)
Return on plan assets (less interest income)	135,210	138,488	109,279
Fair value of plan assets at the end of the year	R$ (3,572,869)	R$ (3,584,244)	R$ (3,766,193)